OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2022	2021
Capitalized fulfillment costs	4,894	3,541
Agent receivables	2,207	1,227
Advances	2,023	1,644
Claims receivables	5,967	4,342
Bunker receivables on time charter-out contracts	28,555	16,312
Other receivables	10,784	8,092
Total other current assets	54,430	35,158
Other receivables are presented net of allowances for credit losses and doubtful accounts amounting to $46.3 thousands and nil as of December 31, 2022, respectively. As of December 31, 2021, allowances for credit losses and doubtful accounts amounted to $46.3 thousands and nil, respectively.